Average Annual Total Returns - Class A C IS and R6 Shares - Federated Hermes Strategic Value Dividend Fund	A 1 Year	A 5 Years	A 10 Years	C 1 Year	C 5 Years	C 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	Standard & Poor's 500 Index1(reflects no deduction for fees, expenses or taxes) 1 Year	Standard & Poor's 500 Index1(reflects no deduction for fees, expenses or taxes) 5 Years	Standard & Poor's 500 Index1(reflects no deduction for fees, expenses or taxes) 10 Years	Dow Jones U.S. Select Dividend Index2(reflects no deduction for fees, expenses or taxes) 1 Year	Dow Jones U.S. Select Dividend Index2(reflects no deduction for fees, expenses or taxes) 5 Years	Dow Jones U.S. Select Dividend Index2(reflects no deduction for fees, expenses or taxes) 10 Years
Total	12.89%	6.24%	9.52%	17.49%	6.62%	9.33%	19.60%	7.70%	10.42%	17.16%	5.52%	8.74%	13.21%	5.66%	8.28%	19.83%	7.72%	10.35%	31.49%	11.70%	13.56%	23.11%	9.91%	13.41%